UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07123
BNY Mellon Advantage Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Dynamic Total Return Fund
BNY Mellon Global Real Return Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Dynamic Total Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – AVGAX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$66	1.33%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$78	319	0.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Total Net Exposure)

Forward Contracts Purchased in USD 156.9%
U.S. Treasury Securities 61.8%
Interest Rate Futures Long 30.2%
Equity Futures Long 25.5%
Commodity Futures Long 14.9%
Investment Companies 6.6%
Exchange-Traded Funds 3.8%
Equity Purchased Call Options 0.1%
Equity Purchased Put Options* 0.0%
Equity Written Put Options -0.1%
Interest Rate Futures Short -2.6%
Equity Futures Short -8.0%
Commodity Futures Short -16.8%
Equity Total Return Swap Receives Fixed Rate -20.2%
Forward Contracts Sold in USD -152.1%

* Amount represents less than .01%.
How has the Fund changed?
  Effective March 1, 2025, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6140SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Dynamic Total Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – AVGCX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$102	2.08%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$78	319	0.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Total Net Exposure)
* Amount represents less than .01%.
How has the Fund changed?
  Effective March 1, 2025, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6141SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Dynamic Total Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – AVGRX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$53	1.08%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$78	319	0.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Total Net Exposure)
* Amount represents less than .01%.
How has the Fund changed?
  Effective March 1, 2025, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6142SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Dynamic Total Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – AVGYX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$53	1.08%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$78	319	0.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Allocation of Holdings (Based on Total Net Exposure)
* Amount represents less than .01%.
How has the Fund changed?
  Effective March 1, 2025, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0206SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – DRRAX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$57	1.15%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$866	154	51.13%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)

United States
47.8%
United Kingdom
20.0%
Netherlands
4.8%
Brazil
2.7%
Switzerland
2.0%
France
1.9%
Italy
1.6%
Japan
1.1%
Indonesia
1.1%
Guernsey
1.0%
Taiwan
1.0%
Net Other Assets and Liabilities
15.0%

Allocation of Holdings (Based on Total Net Exposure)

Equity Securities - Common Stocks
55.9%
Forward Contracts Purchased in USD
49.0%
U.S. Treasury Securities
46.8%
Interest Rate Futures Long
23.2%
Corporate Bonds and Notes
20.5%
Investment Companies
20.0%
Foreign Governmental
14.8%
Exchange-Traded Funds
3.9%
Equity Futures Long
3.1%
Equity Written Put Options
0.3%
Equity Purchased Call Options
0.2%
Equity Written Call Options
-0.3%
Equity Futures Short
-11.4%
Equity Total Return Swap Receives Fixed Rate
-49.6%
Forward Contracts Sold in USD
-76.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6278SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – DRRCX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$94	1.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$866	154	51.13%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6279SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DRRIX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$45	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$866	154	51.13%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6280SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Real Return Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – DRRYX
This semi-annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$41	0.82%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$866	154	51.13%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Total Net Exposure)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0097SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Dynamic Total Return Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	AVGAX
C	AVGCX
I	AVGRX
Y	AVGYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Dynamic Total Return Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Exchange-Traded Funds — 4.8%
Registered Investment Companies — 4.8%
VanEck J. P. Morgan EM Local Currency Bond ETF (cost $3,689,360)	152,047	3,720,590

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)
Options Purchased — .6%
Call Options — .0%
S&P 500 E-mini 3rd Week June Future, Contracts 28	6,000	5/16/2025	8,400,000	2,590
S&P 500 E-mini 3rd Week June Future, Contracts 58	5,800	5/16/2025	16,820,000	53,650
				56,240
Put Options — .6%
S&P 500 E-mini June Future, Contracts 57	5,550	6/20/2025	15,817,500	458,850
Total Options Purchased (cost $652,869)				515,090

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)
Short-Term Investments — 76.9%
U.S. Government Securities — 76.9%
U.S. Treasury Bills(a)	4.26	8/7/2025	47,263,700	46,726,374
U.S. Treasury Bills(a),(b)	4.26	8/7/2025	13,500,000	13,346,523
Total Short-Term Investments (cost $60,076,664)				60,072,897

	1-Day Yield (%)	Shares
Investment Companies — 8.2%
Registered Investment Companies — 8.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $6,382,335)	4.45	6,382,335	6,382,335
Total Investments (cost $70,801,228)		90.5%	70,690,912
Cash and Receivables (Net)		9.5%	7,424,923
Net Assets		100.0%	78,115,835

ETF—Exchange-Traded Fund

(a)	Security is a discount security. Income is recognized through the accretion of discount.
(b)	These securities are wholly-owned by the Subsidiary referenced in Note 1.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 8.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 8.2%	10,473,586	24,394,971	(28,486,222)	6,382,335	162,838

†	Includes reinvested dividends/distributions.

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
S&P/ASX Australian 10-Year Treasury Bond (Dollar Values Index)	59	6/16/2025	4,284,998(a)	4,345,073	60,075
Brent Crude Oil	12	8/29/2025	766,350(b)	723,840	(42,510)
Canadian 10 Year Bond	12	6/19/2025	1,066,167(a)	1,076,396	10,229
Coffee “C”	2	9/18/2025	281,566(b)	295,013	13,447
Copper	5	7/29/2025	636,393(b)	576,125	(60,268)
Cotton No.2	9	7/9/2025	310,264(b)	297,090	(13,174)
Crude Oil WTI	18	8/20/2025	1,049,452(b)	1,023,840	(25,612)
Gasoline	5	8/29/2025	423,191(b)	403,515	(19,676)
Hang Seng Index	6	5/29/2025	849,337(a)	854,324	4,987
Hard Red Winter Wheat	8	9/12/2025	229,961(b)	217,700	(12,261)
IBEX 35 Index	12	5/16/2025	1,738,017(a)	1,800,851	62,834
10-Year Mini Japanese Government Bond	23	6/12/2025	2,267,107(a)	2,262,519	(4,589)
LME Primary Aluminum	24	6/18/2025	1,527,934(b)	1,439,802	(88,132)
LME Primary Aluminum	5	5/21/2025	325,618(b)	298,399	(27,219)
LME Primary Aluminum	10	9/17/2025	615,720(b)	601,960	(13,760)
LME Primary Nickel	1	5/21/2025	93,419(b)	91,620	(1,799)
LME Primary Nickel	2	6/18/2025	188,376(b)	184,042	(4,334)
LME Refined Pig Lead	6	5/21/2025	298,702(b)	293,658	(5,044)
LME Refined Pig Lead	28	6/18/2025	1,413,309(b)	1,371,412	(41,897)
LME Refined Pig Lead	10	9/17/2025	493,638(b)	493,375	(263)
LME Zinc	3	5/21/2025	215,769(b)	192,768	(23,001)
LME Zinc	17	6/18/2025	1,192,681(b)	1,096,547	(96,134)
LME Zinc	1	7/16/2025	64,876(b)	64,664	(212)
Long Gilt	44	6/26/2025	5,393,766	5,483,900	90,134
Low Sulphur Gas Oil	14	8/12/2025	865,560(b)	828,800	(36,760)
Natural Gas	2	8/27/2025	73,556(b)	74,360	804
NY Harbor ULSD	3	8/29/2025	255,491(b)	251,647	(3,844)
NYMEX Palladium	3	9/26/2025	287,157(b)	283,350	(3,807)
S&P 500 E-mini	71	6/20/2025	19,481,616(a)	19,833,850	352,234
Soybean	63	8/14/2025	3,242,254(b)	3,270,488	28,233
Sugar No.11	4	9/30/2025	80,475(b)	78,042	(2,433)
Tokyo Topix Index	12	6/12/2025	2,155,073(a)	2,236,257	81,184
10 Year U.S. Treasury Note	144	6/18/2025	15,959,244	16,159,500	200,256
Futures Short
Brent Crude Oil	1	9/30/2025	61,568(b)	60,310	1,258
CAC 40 10 Euro	31	5/16/2025	2,456,221(a)	2,644,938	(188,717)
Chicago SRW Wheat	9	9/12/2025	258,648(b)	245,250	13,398
Cocoa	11	9/15/2025	958,268(b)	943,580	14,688
Corn No.2 Yellow	163	9/12/2025	3,713,540(b)	3,561,550	151,989
Cotton No.2	1	12/8/2025	34,432(b)	33,895	537
Crude Soybean Oil	80	8/14/2025	2,336,693(b)	2,348,160	(11,467)
DAX Index	3	6/20/2025	1,979,402(a)	1,920,605	58,797
Euro Stoxx 50 Index	2	6/20/2025	108,242(a)	115,709	(7,467)
Euro-Bund	17	6/6/2025	2,522,971(a)	2,537,878	(14,907)
FTSE 100 Index	11	6/20/2025	1,213,028(a)	1,240,797	(27,769)

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
FTSE/MIB Index	8	6/20/2025	1,621,965(a)	1,679,428	(57,463)
Gold 100 oz	1	8/27/2025	336,317(b)	334,790	1,527
Lean Hog	4	8/14/2025	146,336(b)	155,440	(9,104)
Lean Hog	1	10/14/2025	30,537(b)	32,840	(2,303)
Live Cattle	3	8/29/2025	234,699(b)	244,860	(10,161)
LME Primary Aluminum	24	6/18/2025	1,481,785(b)	1,439,802	41,983
LME Primary Aluminum	5	5/21/2025	319,353(b)	298,399	20,954
LME Primary Aluminum	1	7/16/2025	59,802(b)	59,966	(164)
LME Primary Aluminum	11	9/17/2025	662,637(b)	662,156	481
LME Primary Nickel	2	6/18/2025	183,954(b)	184,042	(88)
LME Primary Nickel	1	5/21/2025	93,051(b)	91,620	1,431
LME Primary Nickel	2	9/17/2025	190,960(b)	186,442	4,518
LME Refined Pig Lead	28	6/18/2025	1,376,751(b)	1,371,412	5,339
LME Refined Pig Lead	6	5/21/2025	295,295(b)	293,658	1,637
LME Refined Pig Lead	1	7/16/2025	46,977(b)	49,001	(2,024)
LME Refined Pig Lead	10	9/17/2025	475,208(b)	493,375	(18,167)
LME Zinc	17	6/18/2025	1,207,044(b)	1,096,547	110,497
LME Zinc	3	5/21/2025	210,342(b)	192,768	17,574
LME Zinc	1	7/16/2025	66,025(b)	64,664	1,361
LME Zinc	9	9/17/2025	613,436(b)	585,301	28,134
Low Sulphur Gas Oil	1	9/11/2025	60,323(b)	59,325	998
Platinum	5	7/29/2025	248,341(b)	242,350	5,991
S&P/TSX 60 Index	1	6/19/2025	201,681(a)	216,887	(15,206)
Silver	2	7/29/2025	349,673(b)	328,280	21,393
Soybean Meal	22	8/14/2025	656,832(b)	660,220	(3,388)
Soybean Meal	1	12/12/2025	30,807(b)	30,380	427
Gross Unrealized Appreciation					1,409,329
Gross Unrealized Depreciation					(895,124)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
(b)	These securities are wholly-owned by the Subsidiary referenced in Note 1.

Options Written
Description/Contracts	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
S&P 500 E-mini June Future, Contracts 57	4,850	6/20/2025	13,822,500	(86,213)
Total Options Written (premiums received $107,481)				(86,213)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
Japanese Yen	25,324,000	United States Dollar	169,224	6/18/2025	8,870
United States Dollar	854,249	Canadian Dollar	1,183,000	6/18/2025	(6,028)

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp. (continued)
Indonesian Rupiah	1,530,589,000	United States Dollar	90,809	6/18/2025	1,211
United States Dollar	869,841	Swedish Krona	8,431,000	6/18/2025	(5,099)
United States Dollar	1,872,596	British Pound	1,465,000	6/18/2025	(80,175)
Israeli Shekel	1,933,000	United States Dollar	515,989	6/18/2025	15,904
Australian Dollar	1,003,000	United States Dollar	632,766	6/18/2025	10,052
British Pound	2,437,000	United States Dollar	3,199,257	6/18/2025	49,140
Australian Dollar	1,424,000	United States Dollar	899,716	6/18/2025	12,919
New Zealand Dollar	1,483,000	United States Dollar	853,991	6/18/2025	28,237
United States Dollar	1,539,598	British Pound	1,189,000	6/18/2025	(45,278)
Hungarian Forint	39,343,000	United States Dollar	107,613	6/18/2025	2,312
United States Dollar	1,531,331	British Pound	1,199,000	6/18/2025	(66,875)
Euro	3,868,000	United States Dollar	4,335,538	6/18/2025	59,895
New Zealand Dollar	1,322,000	United States Dollar	790,119	6/18/2025	(3,669)
United States Dollar	1,261,034	New Zealand Dollar	2,162,000	6/18/2025	(25,128)
Czech Koruna	1,448,000	United States Dollar	62,753	6/18/2025	3,063
United States Dollar	1,465,722	New Zealand Dollar	2,614,000	6/18/2025	(89,332)
United States Dollar	361,362	South African Rand	7,090,000	6/18/2025	(18,302)
United States Dollar	1,270,614	British Pound	949,000	6/18/2025	5,646
Swiss Franc	2,682,000	United States Dollar	3,149,006	6/18/2025	120,319
British Pound	1,276,000	United States Dollar	1,666,506	6/18/2025	34,337
Canadian Dollar	2,188,000	United States Dollar	1,563,338	6/18/2025	27,775
Canadian Dollar	1,122,000	United States Dollar	794,820	6/18/2025	21,098
Australian Dollar	430,000	United States Dollar	275,731	6/18/2025	(146)
United States Dollar	1,555,188	Australian Dollar	2,444,000	6/18/2025	(11,161)
British Pound	716,000	United States Dollar	914,947	6/18/2025	39,444
United States Dollar	145,654	Mexican Peso	2,931,000	6/18/2025	(2,806)
Bank of Montreal
Swedish Krona	296,000	United States Dollar	31,245	6/18/2025	(527)
United States Dollar	76,870	Swedish Krona	753,000	6/18/2025	(1,274)
United States Dollar	87,544	New Zealand Dollar	151,000	6/18/2025	(2,285)
Swiss Franc	31,000	United States Dollar	38,413	6/18/2025	(624)
United States Dollar	85,019	Norwegian Krone	913,000	6/18/2025	(2,742)
Canadian Dollar	85,000	United States Dollar	59,716	6/18/2025	2,096
Norwegian Krone	323,000	United States Dollar	31,277	6/18/2025	(229)
Barclays Capital, Inc.
United States Dollar	4,185,688	South Korean Won	6,050,956,000	6/18/2025	(84,751)
Malaysian Ringgit	2,411,000	United States Dollar	547,706	6/18/2025	12,037
Hungarian Forint	48,082,000	United States Dollar	128,261	6/18/2025	6,082
Mexican Peso	64,122,000	United States Dollar	3,133,270	6/18/2025	114,628
United States Dollar	293,433	Brazilian Real	1,765,000	6/18/2025	(13,891)
United States Dollar	411,114	Malaysian Ringgit	1,820,000	6/18/2025	(11,421)
Citigroup Global Markets, Inc.
United States Dollar	488,366	Norwegian Krone	5,079,000	6/18/2025	153
United States Dollar	1,044,712	Canadian Dollar	1,497,000	6/18/2025	(43,906)
United States Dollar	134,373	Mexican Peso	2,792,000	6/18/2025	(7,046)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	1,044,346	Swedish Krona	10,255,000	6/18/2025	(19,882)
New Zealand Dollar	7,039,000	United States Dollar	4,051,015	6/18/2025	136,446
Canadian Dollar	207,000	United States Dollar	145,136	6/18/2025	5,395
British Pound	682,000	United States Dollar	880,073	6/18/2025	28,999
United States Dollar	221,829	Euro	201,000	6/18/2025	(6,579)
Chilean Peso	66,408,000	United States Dollar	69,766	6/18/2025	343
Australian Dollar	264,000	United States Dollar	166,132	6/18/2025	3,064
Australian Dollar	1,760,000	United States Dollar	1,121,847	6/18/2025	6,129
Swedish Krona	5,240,000	United States Dollar	525,391	6/18/2025	18,398
United States Dollar	1,868,977	British Pound	1,446,000	6/18/2025	(58,467)
Swiss Franc	649,000	United States Dollar	741,121	6/18/2025	50,002
United States Dollar	910,426	Swedish Krona	8,776,000	6/18/2025	(318)
Canadian Dollar	778,000	United States Dollar	543,217	6/18/2025	22,545
Swedish Krona	11,581,000	United States Dollar	1,167,167	6/18/2025	34,670
British Pound	288,000	United States Dollar	383,550	6/18/2025	340
United States Dollar	1,054,041	Swiss Franc	845,000	6/18/2025	23,996
Japanese Yen	73,109,000	United States Dollar	511,140	6/18/2025	3,006
Euro	770,000	United States Dollar	877,197	6/18/2025	(2,202)
Czech Koruna	14,892,000	United States Dollar	665,268	6/18/2025	11,614
Euro	336,000	United States Dollar	367,620	6/18/2025	14,196
United States Dollar	4,013,022	Japanese Yen	576,588,000	6/18/2025	(41,892)
Swiss Franc	793,000	United States Dollar	973,615	6/18/2025	(6,958)
United States Dollar	679,613	Swiss Franc	557,000	6/18/2025	636
United States Dollar	542,403	Norwegian Krone	5,782,000	6/18/2025	(13,385)
United States Dollar	938,067	Swedish Krona	9,352,000	6/18/2025	(32,451)
United States Dollar	83,861	Philippine Peso	4,817,000	6/18/2025	(2,269)
United States Dollar	192,173	Euro	169,000	6/18/2025	128
Euro	5,000,000	United States Dollar	5,556,453	6/18/2025	125,338
New Zealand Dollar	759,000	United States Dollar	423,658	6/18/2025	27,867
British Pound	1,157,000	United States Dollar	1,525,428	6/18/2025	16,794
Euro	665,000	United States Dollar	759,127	6/18/2025	(3,449)
United States Dollar	1,812,236	Swiss Franc	1,493,000	6/18/2025	(7,713)
United States Dollar	21,273,130	Euro	19,443,365	6/18/2025	(821,499)
United States Dollar	2,276,255	Norwegian Krone	24,597,000	6/18/2025	(88,103)
United States Dollar	93,049	South African Rand	1,776,000	6/18/2025	(2,055)
Chilean Peso	98,601,000	United States Dollar	99,441	6/18/2025	4,654
Swiss Franc	504,000	United States Dollar	576,321	6/18/2025	38,049
United States Dollar	418,732	Swedish Krona	4,187,000	6/18/2025	(15,781)
United States Dollar	213,550	Japanese Yen	31,369,000	6/18/2025	(7,056)
United States Dollar	5,506,199	Australian Dollar	8,749,874	6/18/2025	(101,556)
Euro	916,000	United States Dollar	1,001,648	6/18/2025	39,256
Euro	586,000	United States Dollar	667,333	6/18/2025	(1,427)
Swiss Franc	394,000	United States Dollar	451,528	6/18/2025	28,753
Indonesian Rupiah	1,753,507,000	United States Dollar	103,169	6/18/2025	2,253
Canadian Dollar	763,000	United States Dollar	552,879	6/18/2025	1,975

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
Swiss Franc	478,000	United States Dollar	562,203	6/18/2025	20,473
United States Dollar	790,864	Mexican Peso	16,398,000	6/18/2025	(39,725)
United States Dollar	536,614	Norwegian Krone	5,760,000	6/18/2025	(17,059)
United States Dollar	505,407	Swedish Krona	4,970,000	6/18/2025	(10,362)
United States Dollar	1,428,573	British Pound	1,103,000	6/18/2025	(41,670)
Indonesian Rupiah	8,439,626,000	United States Dollar	510,502	6/18/2025	(3,103)
Euro	333,000	United States Dollar	379,393	6/18/2025	(985)
United States Dollar	1,289,317	Norwegian Krone	13,605,000	6/18/2025	(18,448)
Norwegian Krone	6,721,000	United States Dollar	627,891	6/18/2025	18,157
British Pound	84,000	United States Dollar	108,975	6/18/2025	2,993
Canadian Dollar	5,224,000	United States Dollar	3,744,435	6/18/2025	54,457
Indian Rupee	191,976,000	United States Dollar	2,187,344	6/18/2025	76,877
Goldman Sachs & Co. LLC
United States Dollar	2,614,198	Israeli Shekel	9,499,000	6/18/2025	411
British Pound	528,000	United States Dollar	683,848	6/18/2025	19,949
New Zealand Dollar	1,052,000	United States Dollar	632,290	6/18/2025	(6,461)
Australian Dollar	4,989,000	United States Dollar	3,114,563	6/18/2025	82,865
South Korean Won	139,137,000	United States Dollar	94,654	6/18/2025	3,541
United States Dollar	768,288	Swedish Krona	7,651,000	6/18/2025	(25,706)
Japanese Yen	93,459,000	United States Dollar	656,241	6/18/2025	1,019
Swiss Franc	602,000	United States Dollar	688,175	6/18/2025	45,656
United States Dollar	76,463	South Korean Won	110,523,000	6/18/2025	(1,539)
Brazilian Real	788,000	United States Dollar	138,452	6/18/2025	(1,244)
Polish Zloty	329,000	United States Dollar	83,824	6/18/2025	3,100
Brazilian Real	26,024,000	United States Dollar	4,382,030	6/18/2025	149,305
Australian Dollar	1,830,000	United States Dollar	1,170,534	6/18/2025	2,305
Polish Zloty	122,000	United States Dollar	31,528	6/18/2025	705
New Zealand Dollar	674,817	United States Dollar	385,529	6/18/2025	15,916
United States Dollar	490,398	Malaysian Ringgit	2,196,000	6/18/2025	(19,430)
United States Dollar	1,100,039	Australian Dollar	1,747,000	6/18/2025	(19,606)
Canadian Dollar	1,182,000	United States Dollar	836,583	6/18/2025	22,967
Swiss Franc	1,045,000	United States Dollar	1,228,185	6/18/2025	45,657
Australian Dollar	477,000	United States Dollar	287,455	6/18/2025	18,252
United States Dollar	1,045,891	Australian Dollar	1,736,000	6/18/2025	(66,703)
Swiss Franc	696,000	United States Dollar	795,740	6/18/2025	52,676
Philippine Peso	10,154,000	United States Dollar	176,745	6/18/2025	4,813
Euro	1,263,000	United States Dollar	1,370,460	6/18/2025	64,761
United States Dollar	1,028,083	Australian Dollar	1,697,000	6/18/2025	(59,516)
United States Dollar	527,960	Indian Rupee	45,724,000	6/18/2025	(11,322)
Euro	1,064,000	United States Dollar	1,164,404	6/18/2025	44,681
Malaysian Ringgit	5,887,000	United States Dollar	1,333,409	6/18/2025	33,328
Canadian Dollar	2,944,000	United States Dollar	2,123,122	6/18/2025	17,754
United States Dollar	1,040,843	Chilean Peso	968,817,000	6/18/2025	18,039
Malaysian Ringgit	2,123,000	United States Dollar	479,991	6/18/2025	12,889
Chilean Peso	175,166,000	United States Dollar	177,320	6/18/2025	7,607

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
Polish Zloty	236,000	United States Dollar	61,606	6/18/2025	747
New Zealand Dollar	2,118,000	United States Dollar	1,246,138	6/18/2025	13,848
United States Dollar	2,995,078	British Pound	2,312,000	6/18/2025	(86,700)
Indian Rupee	5,351,000	United States Dollar	61,675	6/18/2025	1,436
United States Dollar	315,375	Norwegian Krone	3,298,000	6/18/2025	(1,641)
United States Dollar	480,222	Norwegian Krone	5,081,000	6/18/2025	(8,184)
United States Dollar	1,398,969	Japanese Yen	202,620,000	6/18/2025	(25,976)
United States Dollar	962,885	Euro	848,000	6/18/2025	(747)
United States Dollar	736,878	Norwegian Krone	7,602,000	6/18/2025	6,145
HSBC Securities (USA), Inc.
British Pound	74,000	United States Dollar	99,058	6/18/2025	(420)
United States Dollar	171,291	Japanese Yen	24,397,000	6/18/2025	(283)
J.P. Morgan Securities LLC
Indian Rupee	7,248,000	United States Dollar	84,274	6/18/2025	1,211
United States Dollar	129,107	Canadian Dollar	179,000	6/18/2025	(1,062)
United States Dollar	225,546	Indian Rupee	19,689,000	6/18/2025	(6,672)
Indonesian Rupiah	1,194,434,000	United States Dollar	71,738	6/18/2025	73
Israeli Shekel	396,000	United States Dollar	105,579	6/18/2025	3,386
Brazilian Real	830,000	United States Dollar	141,590	6/18/2025	2,931
Brazilian Real	974,000	United States Dollar	167,268	6/18/2025	2,327
Morgan Stanley & Co. LLC
Czech Koruna	1,688,000	United States Dollar	76,362	6/18/2025	363
United States Dollar	208,829	British Pound	160,000	6/18/2025	(4,443)
United States Dollar	48,504	Australian Dollar	77,000	6/18/2025	(845)
Hungarian Forint	165,778,000	United States Dollar	450,114	6/18/2025	13,074
United States Dollar	555,922	British Pound	429,000	6/18/2025	(15,913)
United States Dollar	806,024	British Pound	607,000	6/18/2025	(3,076)
United States Dollar	381,554	New Zealand Dollar	665,000	6/18/2025	(14,051)
United States Dollar	576,045	Malaysian Ringgit	2,549,000	6/18/2025	(15,735)
South African Rand	22,807,000	United States Dollar	1,230,321	6/18/2025	(9,022)
United States Dollar	489,825	Swiss Franc	405,000	6/18/2025	(3,865)
Mexican Peso	1,250,000	United States Dollar	60,630	6/18/2025	2,685
United States Dollar	518,757	British Pound	392,000	6/18/2025	(3,759)
United States Dollar	2,836,007	Czech Koruna	65,034,000	6/18/2025	(119,967)
United States Dollar	369,757	Euro	324,000	6/18/2025	1,577
Euro	1,038,000	United States Dollar	1,125,469	6/18/2025	54,071
Canadian Dollar	349,000	United States Dollar	243,266	6/18/2025	10,527
United States Dollar	728,126	Swedish Krona	7,269,000	6/18/2025	(26,226)
South African Rand	2,005,000	United States Dollar	108,368	6/18/2025	(1,001)
United States Dollar	48,194	New Zealand Dollar	84,000	6/18/2025	(1,777)
United States Dollar	240,720	Mexican Peso	4,844,000	6/18/2025	(4,637)
United States Dollar	91,156	Japanese Yen	13,557,000	6/18/2025	(4,185)
United States Dollar	72,897	Canadian Dollar	104,000	6/18/2025	(2,731)
United States Dollar	101,516	Polish Zloty	385,000	6/18/2025	(203)
Australian Dollar	1,285,000	United States Dollar	811,553	6/18/2025	11,998

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
United States Dollar	561,854	New Zealand Dollar	990,000	6/18/2025	(27,092)
United States Dollar	16,264,655	Canadian Dollar	23,334,013	6/18/2025	(703,835)
Euro	402,000	United States Dollar	436,101	6/18/2025	20,715
Mexican Peso	3,161,000	United States Dollar	156,878	6/18/2025	3,233
RBC Capital Markets, LLC
United States Dollar	1,221,899	Brazilian Real	7,354,000	6/18/2025	(58,590)
United States Dollar	472,201	Philippine Peso	27,135,000	6/18/2025	(12,985)
Swiss Franc	2,109,000	United States Dollar	2,532,518	6/18/2025	38,328
United States Dollar	2,344,828	Australian Dollar	3,857,000	6/18/2025	(127,106)
Euro	782,000	United States Dollar	847,000	6/18/2025	41,632
Japanese Yen	1,982,263,015	United States Dollar	13,539,617	6/18/2025	400,847
United States Dollar	750,626	New Zealand Dollar	1,294,000	6/18/2025	(19,167)
Canadian Dollar	681,000	United States Dollar	479,749	6/18/2025	15,474
United States Dollar	859,223	New Zealand Dollar	1,541,000	6/18/2025	(57,509)
Swiss Franc	2,472,000	United States Dollar	2,909,923	6/18/2025	103,415
United States Dollar	88,645	Polish Zloty	341,000	6/18/2025	(1,449)
Swiss Franc	198,000	United States Dollar	226,714	6/18/2025	14,645
Swedish Krona	17,809,085	United States Dollar	1,769,969	6/18/2025	78,197
United States Dollar	650,255	New Zealand Dollar	1,134,000	6/18/2025	(24,355)
Japanese Yen	11,656,000	United States Dollar	78,704	6/18/2025	3,268
Czech Koruna	5,688,000	United States Dollar	248,459	6/18/2025	10,077
Euro	2,974,000	United States Dollar	3,233,589	6/18/2025	145,941
Australian Dollar	64,000	United States Dollar	40,689	6/18/2025	328
United States Dollar	1,472,667	Swiss Franc	1,190,000	6/18/2025	22,071
Norwegian Krone	91,962,218	United States Dollar	8,613,820	6/18/2025	225,939
Australian Dollar	1,107,000	United States Dollar	700,193	6/18/2025	9,278
United States Dollar	149,906	Hungarian Forint	54,848,000	6/18/2025	(3,341)
United States Dollar	837,758	Euro	772,000	6/18/2025	(39,510)
United States Dollar	1,668,702	New Zealand Dollar	2,964,000	6/18/2025	(94,564)
United States Dollar	1,262,657	British Pound	979,000	6/18/2025	(42,300)
United States Dollar	3,300,589	Malaysian Ringgit	14,582,000	6/18/2025	(84,796)
British Pound	13,183,651	United States Dollar	17,052,367	6/18/2025	520,767
New Zealand Dollar	1,261,000	United States Dollar	748,788	6/18/2025	1,374
Swedish Krona	8,406,000	United States Dollar	834,735	6/18/2025	37,610
United States Dollar	370,756	Brazilian Real	2,207,000	6/18/2025	(13,530)
United States Dollar	64,511	Israeli Shekel	238,000	6/18/2025	(978)
Japanese Yen	85,187,000	United States Dollar	583,061	6/18/2025	16,025
United States Dollar	14,094,003	Swiss Franc	12,308,941	6/18/2025	(910,448)
United States Dollar	823,718	New Zealand Dollar	1,432,000	6/18/2025	(28,171)
United States Dollar	78,341	Israeli Shekel	285,000	6/18/2025	(81)
United States Dollar	2,970,666	Euro	2,706,000	6/18/2025	(104,320)
British Pound	416,000	United States Dollar	538,203	6/18/2025	16,303
Israeli Shekel	268,000	United States Dollar	72,526	6/18/2025	1,218
South Korean Won	1,447,708,000	United States Dollar	1,001,181	6/18/2025	20,533
Euro	611,000	United States Dollar	705,299	6/18/2025	(10,984)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBC Capital Markets, LLC (continued)
Euro	2,426,000	United States Dollar	2,690,674	6/18/2025	66,131
Euro	2,614,000	United States Dollar	2,973,702	6/18/2025	(3,262)
United States Dollar	95,198	Hungarian Forint	34,907,000	6/18/2025	(2,333)
United States Dollar	474,242	Japanese Yen	67,313,000	6/18/2025	857
Standard Chartered PLC
United States Dollar	203,063	Canadian Dollar	288,000	6/18/2025	(6,370)
Euro	87,000	United States Dollar	95,433	6/18/2025	3,431
United States Dollar	66,478	Swiss Franc	58,000	6/18/2025	(4,223)
United States Dollar	88,484	Australian Dollar	142,000	6/18/2025	(2,523)
Swiss Franc	48,000	United States Dollar	55,220	6/18/2025	3,291
Canadian Dollar	80,000	United States Dollar	57,997	6/18/2025	179
New Zealand Dollar	70,000	United States Dollar	40,732	6/18/2025	910
United States Dollar	133,509	Swiss Franc	108,000	6/18/2025	1,858
Euro	83,000	United States Dollar	95,634	6/18/2025	(1,316)
United States Dollar	117,866	British Pound	91,000	6/18/2025	(3,433)
Japanese Yen	12,114,000	United States Dollar	86,627	6/18/2025	(1,433)
UBS Securities LLC
United States Dollar	105,530	Euro	97,000	6/18/2025	(4,696)
Gross Unrealized Appreciation					4,011,491
Gross Unrealized Depreciation					(4,856,437)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 1 Month ABGS1204	USD 1 Month Fixed at 0.20%	Goldman Sachs & Co. LLC	9/30/2025	19,625,100	27,659
Gross Unrealized Appreciation					27,659

ABGS1204—Goldman Sachs Commodity Strategy 1204
USD—United States Dollar
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Consolidated Statement of Investments:
Unaffiliated issuers	64,418,893	64,308,577
Affiliated issuers	6,382,335	6,382,335
Cash		1,553,272
Cash collateral held by broker—Note 4		7,014,321
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		4,011,491
Receivable for investment securities sold		35,607
Unrealized appreciation on over-the-counter swap agreements—Note 4		27,659
Dividends and interest receivable		24,168
Receivable for shares of Common Stock subscribed		5,911
Prepaid expenses		53,187
		83,416,528
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		43,542
Cash overdraft due to Custodian denominated in foreign currency	322	326
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		4,856,437
Payable for futures variation margin—Note 4		165,024
Outstanding options written, at value (premiums received $107,481)—Note 4		86,213
Payable for shares of Common Stock redeemed		57,752
Directors’ fees and expenses payable		9,433
Payable for investment securities purchased		112
Other accrued expenses		81,854
		5,300,693
Net Assets ($)		78,115,835
Composition of Net Assets ($):
Paid-in capital		118,992,754
Total distributable earnings (loss)		(40,876,919)
Net Assets ($)		78,115,835

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	21,792,819	1,350,762	54,531,334	440,920
Shares Outstanding	1,618,321	111,192	3,891,672	31,521
Net Asset Value Per Share ($)	13.47	12.15	14.01	13.99
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Interest	1,494,462
Dividends:
Unaffiliated issuers	122,712
Affiliated issuers	162,838
Total Income	1,780,012
Expenses:
Management fee—Note 3(a)	462,951
Subsidiary management fees—Note 3(a)	100,140
Professional fees	80,934
Shareholder servicing costs—Note 3(c)	73,979
Registration fees	35,359
Chief Compliance Officer fees—Note 3(c)	15,402
Prospectus and shareholders’ reports	13,692
Directors’ fees and expenses—Note 3(d)	13,142
Distribution Plan fees—Note 3(b)	5,306
Custodian fees—Note 3(c)	2,721
Loan commitment fees—Note 2	714
Miscellaneous	15,399
Total Expenses	819,739
Less—reduction in expenses due to undertaking—Note 3(a)	(326,879)
Less—reduction in fees due to earnings credits—Note 3(c)	(280)
Net Expenses	492,580
Net Investment Income	1,287,432
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(23,976)
Net realized gain (loss) on futures	(4,614,490)
Net realized gain (loss) on options transactions	975,662
Net realized gain (loss) on forward foreign currency exchange contracts	1,855,386
Net realized gain (loss) on swap agreements	70,122
Net Realized Gain (Loss)	(1,737,296)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	70,266
Net change in unrealized appreciation (depreciation) on futures	1,015,059
Net change in unrealized appreciation (depreciation) on options transactions	(74,844)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,042,052)
Net change in unrealized appreciation (depreciation) on swap agreements	(290,136)
Net Change in Unrealized Appreciation (Depreciation)	(321,707)
Net Realized and Unrealized Gain (Loss) on Investments	(2,059,003)
Net (Decrease) in Net Assets Resulting from Operations	(771,571)
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	1,287,432	3,704,788
Net realized gain (loss) on investments	(1,737,296)	6,531,639
Net change in unrealized appreciation (depreciation) on investments	(321,707)	424,402
Net Increase (Decrease) in Net Assets Resulting from Operations	(771,571)	10,660,829
Distributions ($):
Distributions to shareholders:
Class A	(2,075,613)	(1,258,484)
Class C	(127,516)	(90,459)
Class I	(5,230,586)	(3,377,963)
Class Y	(41,240)	(73,012)
Total Distributions	(7,474,955)	(4,799,918)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	555,366	2,864,226
Class C	142,365	51,125
Class I	4,800,521	10,669,559
Class Y	18,734	171,181
Distributions reinvested:
Class A	1,780,937	1,098,674
Class C	124,485	89,761
Class I	3,827,133	2,645,881
Class Y	39,126	40,074
Cost of shares redeemed:
Class A	(3,633,800)	(7,815,585)
Class C	(317,421)	(1,867,670)
Class I	(11,090,893)	(27,086,057)
Class Y	(59,700)	(1,344,591)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(3,813,147)	(20,483,422)
Total Increase (Decrease) in Net Assets	(12,059,673)	(14,622,511)
Net Assets ($):
Beginning of Period	90,175,508	104,798,019
End of Period	78,115,835	90,175,508

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Capital Share Transactions (Shares):
Class A(a)
Shares sold	39,698	199,074
Shares issued for distributions reinvested	129,617	80,844
Shares redeemed	(257,825)	(548,494)
Net Increase (Decrease) in Shares Outstanding	(88,510)	(268,576)
Class C(a)
Shares sold	11,356	3,896
Shares issued for distributions reinvested	10,015	7,256
Shares redeemed	(25,124)	(144,182)
Net Increase (Decrease) in Shares Outstanding	(3,753)	(133,030)
Class I
Shares sold	333,185	710,665
Shares issued for distributions reinvested	267,819	187,918
Shares redeemed	(770,076)	(1,823,431)
Net Increase (Decrease) in Shares Outstanding	(169,072)	(924,848)
Class Y
Shares sold	1,308	11,334
Shares issued for distributions reinvested	2,745	2,854
Shares redeemed	(4,162)	(89,033)
Net Increase (Decrease) in Shares Outstanding	(109)	(74,845)

(a)
During the period ended April 30, 2025, 1,215 Class C shares representing $15,841 were automatically converted to 1,098 Class A shares and during the period ended October 31, 2024, 625 Class C shares representing $8,333 were automatically converted to 567 Class A shares.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.88	14.01	13.53	17.98	15.82	16.26
Investment Operations:
Net investment income (loss)(a)	.20	.54	.44	(.11 )	(.19 )	(.02 )
Net realized and unrealized gain (loss) on investments	(.34 )	1.00	.22	(1.52)	2.35	.08
Total from Investment Operations	(.14 )	1.54	.66	(1.63)	2.16	.06
Distributions:
Dividends from net investment income	(1.27)	(.67 )	(.18 )	(.08 )	-	(.17 )
Dividends from net realized gain on investments	-	-	-	(2.74)	-	(.33 )
Total Distributions	(1.27)	(.67 )	(.18 )	(2.82)	-	(.50 )
Net asset value, end of period	13.47	14.88	14.01	13.53	17.98	15.82
Total Return (%)(b)	(1.14)(c)	11.40	4.94	(10.75)	13.79	.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.13 (d)	2.09	1.81	1.72	1.60	1.58
Ratio of net expenses to average net assets(e),(f)	1.33 (d),(g)	1.34 (g)	1.40 (g)	1.40 (g)	1.42	1.44
Ratio of net investment income (loss) to average net assets(e)	2.90 (d),(g)	3.71 (g)	3.15 (g)	(.76 )(g)	(1.12)	(.14 )
Portfolio Turnover Rate	-	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	21,793	25,396	27,682	30,234	38,354	35,061

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Reflected is the waiver of the Subsidiary management fee.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.46	12.64	12.18	16.50	14.62	15.06
Investment Operations:
Net investment income (loss)(a)	.14	.38	.30	(.20 )	(.29 )	(.13 )
Net realized and unrealized gain (loss) on investments	(.31 )	.91	.21	(1.38)	2.17	.06
Total from Investment Operations	(.17 )	1.29	.51	(1.58)	1.88	(.07 )
Distributions:
Dividends from net investment income	(1.14)	(.47 )	(.05 )	-	-	(.04 )
Dividends from net realized gain on investments	-	-	-	(2.74)	-	(.33 )
Total Distributions	(1.14)	(.47 )	(.05 )	(2.74)	-	(.37 )
Net asset value, end of period	12.15	13.46	12.64	12.18	16.50	14.62
Total Return (%)(b)	(1.46)(c)	10.55	4.20	(11.44)	12.93	(.50 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.97 (d)	2.90	2.58	2.48	2.36	2.33
Ratio of net expenses to average net assets(e),(f)	2.08 (d),(g)	2.10 (g)	2.15 (g)	2.15 (g)	2.17	2.19
Ratio of net investment income (loss) to average net assets(e)	2.17 (d),(g)	2.95 (g)	2.40 (g)	(1.51)(g)	(1.87)	(.87 )
Portfolio Turnover Rate	-	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	1,351	1,548	3,135	7,899	16,334	22,548

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Reflected is the waiver of the Subsidiary management fee.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	15.45	14.53	14.02	18.54	16.26	16.71
Investment Operations:
Net investment income (loss)(a)	.23	.60	.49	(.08 )	(.15 )	.02
Net realized and unrealized gain (loss) on investments	(.36 )	1.02	.24	(1.58)	2.43	.08
Total from Investment Operations	(.13 )	1.62	.73	(1.66)	2.28	.10
Distributions:
Dividends from net investment income	(1.31)	(.70 )	(.22 )	(.12 )	-	(.22 )
Dividends from net realized gain on investments	-	-	-	(2.74)	-	(.33 )
Total Distributions	(1.31)	(.70 )	(.22 )	(2.86)	-	(.55 )
Net asset value, end of period	14.01	15.45	14.53	14.02	18.54	16.26
Total Return (%)	(1.04)(b)	11.64	5.26	(10.53)	14.02	.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85 (c)	1.82	1.56	1.46	1.34	1.31
Ratio of net expenses to average net assets(d),(e)	1.08 (c),(f)	1.09 (f)	1.15 (f)	1.15 (f)	1.17	1.19
Ratio of net investment income (loss) to average net assets(d)	3.14 (c),(f)	3.96 (f)	3.41 (f)	(.51 )(f)	(.88 )	.13
Portfolio Turnover Rate	-	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	54,531	62,744	72,438	91,928	141,384	169,485

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Reflected is the waiver of the Subsidiary management fee.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	15.42	14.49	13.99	18.50	16.23	16.69
Investment Operations:
Net investment income (loss)(a)	.23	.59	.49	(.08 )	(.15 )	.03
Net realized and unrealized gain (loss) on investments	(.35 )	1.04	.23	(1.57)	2.42	.07
Total from Investment Operations	(.12 )	1.63	.72	(1.65)	2.27	.10
Distributions:
Dividends from net investment income	(1.31)	(.70 )	(.22 )	(.12 )	-	(.23 )
Dividends from net realized gain on investments	-	-	-	(2.74)	-	(.33 )
Total Distributions	(1.31)	(.70 )	(.22 )	(2.86)	-	(.56 )
Net asset value, end of period	13.99	15.42	14.49	13.99	18.50	16.23
Total Return (%)	(.90 )(b)	11.67	5.20	(10.54)	14.05	.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87 (c)	1.78	1.46	1.35	1.26	1.22
Ratio of net expenses to average net assets(d),(e)	1.08 (c),(f)	1.11 (f)	1.15 (f)	1.15 (f)	1.17	1.17
Ratio of net investment income (loss) to average net assets(d)	3.15 (c),(f)	3.94 (f)	3.40 (f)	(.51 )(f)	(.86 )	.18
Portfolio Turnover Rate	-	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	441	488	1,543	28,268	121,851	239,102

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Reflected is the waiver of the Subsidiary management fee.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Dynamic Total Return Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of  The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
The fund may gain investment exposure to global commodity markets through investments in DTR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. The Adviser serves as investment adviser for the Subsidiary, the Sub-Adviser serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at April 30, 2025:
Subsidiary Activity
Consolidated Fund Net Assets ($)	78,115,835
Subsidiary Percentage of Fund Net Assets	22.45%
Subsidiary Financial Statement Information ($)
Total Assets	17,787,797
Total Liabilities	247,649
Net Assets	17,540,148
Total Income	343,289
Total Expenses	123,508
Net Investment (Loss)	219,781
Net Realized Gain (Loss)	(1,132,141)
Net Change in Unrealized Appreciation (Depreciation)	(643,953)
Net Realized and Unrealized Gain (Loss) on Investments	(1,776,094)
Net Decrease in Net Assets Resulting from Operations	(1,556,313)
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	3,720,590	—	—	3,720,590
U.S. Treasury Securities	—	60,072,897	—	60,072,897
Investment Companies	6,382,335	—	—	6,382,335
	10,102,925	60,072,897	—	70,175,822
Other Financial Instruments:
Options Purchased	515,090	—	—	515,090
Futures††	1,409,329	—	—	1,409,329
Forward Foreign Currency Exchange Contracts††	—	4,011,491	—	4,011,491
Swap Agreements††	—	27,659	—	27,659
	1,924,419	4,039,150	—	5,963,569
Liabilities ($)
Other Financial Instruments:
Options Written	(86,213)	—	—	(86,213)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($) (continued)
Futures††	(895,124)	—	—	(895,124)
Forward Foreign Currency Exchange Contracts††	—	(4,856,437)	—	(4,856,437)
	(981,337)	(4,856,437)	—	(5,837,774)

†	See Consolidated Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Consolidated Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Commodity Sector Risk: Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a structured note, typically is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.
Subsidiary Risk:To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and other derivatives that invest in commodities, and the fund’s investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund. Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the offering documents and could negatively affect the fund and its shareholders. There also may be federal income tax risks associated with the fund’s investment in the subsidiary.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $25,543,414 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $12,101,785 of short-term capital losses and $13,441,629 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 was as follows: ordinary income $4,799,918. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the consolidated financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Consolidated Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these consolidated financial statements with total assets and liabilities disclosed on the Consolidated Statement of Assets and Liabilities, investments held on the Consolidated Statement of Investments, results of operations and significant segment expenses on the Consolidated Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Consolidated Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) The Adviser has entered into separate management agreements with the fund and the Subsidiary pursuant to which the Adviser receives a management fee computed at the annual rate of 1.10% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. The Adviser has contractually agreed for so long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The reduction in expenses, pursuant to the undertaking, amounted to $100,140 during the period ended April 30, 2025.
In addition, the Adviser has contractually agreed, from November 1, 2024 through February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time. The Adviser had also contractually agreed, from November 1, 2024 through February 28, 2025, to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
assets. Effective March 1, 2025, the Adviser did not extend this agreement.The reduction in expenses, pursuant to the undertaking, amounted to $226,739 during the period ended April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .65% of the value of the fund’s average daily net assets of the fund which is payable monthly..
During the period ended April 30, 2025, the Distributor retained $119 from commissions earned on sales of the fund’s Class A shares and $3 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $5,306 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $29,222 and $1,769, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Consolidated  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Consolidated Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $3,404 for transfer agency services. These fees are included in Shareholder servicing costs in the Consolidated Statement of Operations. These fees were partially offset by earnings credits of $280.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $2,721 pursuant to the custody agreement.
During the period ended April 30, 2025, the fund was charged $15,402 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Consolidated Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: Management fee of $70,174, Subsidiary management fee of $15,858, Distribution Plan fees of $830, Shareholder Services Plan fees of $4,742, Custodian fees of $2,363, Chief Compliance Officer fees of $1,440 and Transfer Agent fees of $1,218, which are offset against an expense reimbursement currently in effect in the amount of $53,083.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $0 and $307,380, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and commodity risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Consolidated Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at April 30, 2025 are set forth in the Consolidated Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consoli

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
dated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at April 30, 2025 are set forth in the Consolidated Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	360,694 (1)	Interest Rate Risk	(19,496)(1)
Equity Risk	1,102,785 (1),(2),(3)	Equity Risk	(382,835)(1),(4)
Foreign Exchange Risk	4,011,491 (5)	Foreign Exchange Risk	(4,856,437)(5)
Commodity Risk	488,599 (1)	Commodity Risk	(579,006)(1)
Gross fair value of derivative contracts	5,963,569		(5,837,774)

Consolidated Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on futures as reported in the Consolidated Statement of Investments, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(2)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
(3)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(4)	Outstanding options written, at value.
(5)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Consolidated Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	(811,968)	-	-	-	(811,968)
Equity	(2,605,928)	975,662	-	70,122	(1,560,144)
Foreign Exchange	-	-	1,855,386	-	1,855,386
Commodity	(1,196,594)	-	-	-	(1,196,594)
Total	(4,614,490)	975,662	1,855,386	70,122	(1,713,320)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	1,333,374	-	-	-	1,333,374
Equity	41,199	(74,844)	-	(290,136)	(323,781)
Foreign Exchange	-	-	(1,042,052)	-	(1,042,052)
Commodity	(359,514)	-	-	-	(359,514)
Total	1,015,059	(74,844)	(1,042,052)	(290,136)	(391,973)

Consolidated Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.
At April 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	1,409,329	(895,124)
Options	515,090	(86,213)
Forward contracts	4,011,491	(4,856,437)
Swap agreements	27,659	-

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Total gross amount of derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	5,963,569	(5,837,774)
Derivatives not subject to Master Agreements	(1,924,419)	981,337
Total gross amount of assets and liabilities subject to Master Agreements	4,039,150	(4,856,437)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Bank of America Corp.	440,222	(353,999)	-	86,223
Bank of Montreal	2,096	(2,096)	-	-
Barclays Capital, Inc.	132,747	(110,063)	-	22,684
Citigroup Global Markets, Inc.	817,956	(817,956)	-	-
Goldman Sachs & Co. LLC	718,031	(334,775)	(310,000)	73,256
J.P. Morgan Securities LLC	9,928	(9,928)	-	-
Morgan Stanley & Co. LLC	118,243	(118,243)	-	-
RBC Capital Markets, LLC	1,790,258	(1,639,779)	(123,773)	26,706
Standard Chartered PLC	9,669	(9,669)	-	-
Total	4,039,150	(3,396,508)	(433,773)	208,869

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Bank of America Corp.	(353,999)	353,999	-	-
Bank of Montreal - Liability	(7,681)	2,096	-	(5,585)
Barclays Capital, Inc.	(110,063)	110,063	-	-
Citigroup Global Markets, Inc.	(1,415,346)	817,956	597,390	-
Goldman Sachs & Co. LLC	(334,775)	334,775	-	-
HSBC Securities (USA), Inc.	(703)	-	-	(703)
J.P. Morgan Securities LLC	(7,734)	7,734	-	-
Morgan Stanley & Co. LLC	(962,363)	118,243	740,000	(104,120)
RBC Capital Markets, LLC	(1,639,779)	1,639,779	-	-
Standard Chartered PLC - Liability	(19,298)	9,669	-	(9,629)
UBS Securities LLC	(4,696)	-	-	(4,696)
Total	(4,856,437)	3,394,314	1,337,390	(124,733)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Commodity Futures Long	19,754,432
Commodity Futures Short	15,200,069
Equity Futures Long	42,498,736
Equity Futures Short	24,399,545
Interest Rate Futures Long	40,113,069
Interest Rate Futures Short	17,711,998
Options Contracts:
Equity Purchased Options	392,675
Equity Written Options	71,745
Forward Contracts:
Forward Contracts Purchased in USD	96,547,222
Forward Contracts Sold in USD	114,815,516
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2025:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	40,043,292
At April 30, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $392,130, consisting of $5,511,559 gross unrealized appreciation and $5,903,689 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Consolidated Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Consolidated Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $28,544.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund (the “Subsidiary”) that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities. The Subsidiary has the same investment objective, investment adviser and sub-adviser as the fund, although the Subsidiary’s agreements with the Adviser and the Sub-Adviser are not subject to approval by the Board. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional alternative global macro funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative global macro funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional alternative global macro funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
for the one- and four-year periods when the fund’s total return performance was above the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15%. The Adviser also has contractually agreed, for so long as the fund invests in the Subsidiary, to waive receipt of the management fee payable to the Adviser by the Subsidiary.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s recent performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6140NCSRSA0425

BNY Mellon Global Real Return Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	DRRAX
C	DRRCX
I	DRRIX
Y	DRRYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Real Return Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 43.7%
France — .6%
Opal Bidco SAS, Sr. Scd. Bonds	EUR	5.50	3/31/2032	4,251,000	4,798,884
Hungary — .2%
OTP Bank Nyrt, Sub. Notes		8.75	5/15/2033	1,458,000	1,546,486
Indonesia — 1.1%
Indonesia, Bonds, Ser. FR91	IDR	6.38	4/15/2032	111,041,000,000	6,562,590
Indonesia, Bonds, Ser. FR96	IDR	7.00	2/15/2033	46,350,000,000	2,820,314
					9,382,904
Italy — 1.6%
Intesa Sanpaolo SpA, Sr. Notes		7.20	11/28/2033	7,961,000	8,832,396
UniCredit SpA, Jr. Sub. Notes(b)	EUR	7.50	6/3/2026	4,422,000	5,181,878
					14,014,274
Netherlands — 4.3%
Merrill Lynch BV, Bank Gtd. Bonds, Ser. DMB1(c)		0.00	2/2/2026	39,836,900	37,504,697
Switzerland — .1%
Credit Suisse Group AG, Jr. Sub. Notes(b)		5.25	8/11/2027	9,685,000	726,375
Credit Suisse Group AG, Jr. Sub. Notes(b)		7.25	9/12/2025	2,650,000	198,750
					925,125
United Kingdom — 8.2%
HSBC Holdings PLC, Jr. Sub. Notes(b)	EUR	4.75	7/4/2029	7,651,000	8,408,790
HSBC Holdings PLC, Sub. Notes	EUR	6.36	11/16/2032	4,303,000	5,216,390
HSBC Holdings PLC, Sub. Notes	GBP	8.20	11/16/2034	6,164,000	8,982,350
Lloyds Banking Group PLC, Jr. Sub. Notes(b)	GBP	7.50	6/27/2030	1,444,000	1,865,522
United Kingdom Gilt, Bonds	GBP	4.25	9/7/2039	22,977,400	28,878,512
United Kingdom Gilt, Bonds	GBP	4.75	10/22/2043	10,079,094	12,924,235
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.00	1/31/2029	4,088,000	5,021,302
					71,297,101
United States — 27.6%
Ashtead Capital, Inc., Gtd. Notes(d)		5.80	4/15/2034	890,000	892,335
Ball Corp., Gtd. Notes(e)		2.88	8/15/2030	1,794,000	1,589,920
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(d)		5.50	5/1/2026	2,289,000	2,287,880
Sprint Capital Corp., Gtd. Notes		8.75	3/15/2032	4,597,000	5,520,137
U.S. Treasury Floating Rate Notes, (3 Month USBMMY +0.10%)(e),(f)		4.34	1/31/2027	115,285,800	115,232,503
U.S. Treasury Floating Rate Notes, (3 Month USBMMY +0.13%)(f)		4.37	7/31/2025	4,395,800	4,395,933
U.S. Treasury Floating Rate Notes, (3 Month USBMMY +0.25%)(f)		4.49	1/31/2026	55,827,900	55,895,078
U.S. Treasury Inflation Indexed Notes(g)		1.25	4/15/2028	51,867,103	52,119,875
United Airlines, Inc., Sr. Scd. Notes(d)		4.38	4/15/2026	1,224,000	1,207,566
					239,141,227
Total Bonds and Notes (cost $382,973,533)					378,610,698

Shares
Common Stocks — 31.4%
Brazil — .4%
B3 SA - Brasil Bolsa Balcao	1,454,368	3,416,073
3

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 31.4% (continued)
France — 1.3%
Airbus SE	43,803	7,301,414
Sanofi SA	37,706	4,096,392
		11,397,806
Germany — 1.0%
Rheinmetall AG(h)	5,122	8,697,884
Hong Kong — .2%
Hong Kong Exchanges & Clearing Ltd.	38,400	1,687,390
India — .5%
HDFC Bank Ltd.	196,002	4,465,993
Ireland — .8%
Experian PLC	143,369	7,098,171
Japan — 1.0%
Hokuhoku Financial Group, Inc.	31,000	551,791
Iyogin Holdings, Inc.	42,900	493,419
Mitsubishi UFJ Financial Group, Inc.	277,200	3,496,504
Mizuho Financial Group, Inc.	161,800	4,051,224
		8,592,938
Netherlands — .4%
Universal Music Group NV	130,447	3,820,033
Sweden — .9%
Spotify Technology SA(h),(i)	12,243	7,516,957
Switzerland — 2.0%
Alcon AG	117,752	11,493,773
Nestle SA	52,368	5,567,054
		17,060,827
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,984	8,498,523
United Kingdom — 9.1%
Aon PLC, Cl. A	12,803	4,542,376
AstraZeneca PLC	78,385	11,206,865
BAE Systems PLC	364,995	8,437,108
Barclays PLC	1,082,263	4,280,841
Informa PLC	555,928	5,392,163
Land Securities Group PLC	990,136	7,818,359
London Stock Exchange Group PLC	36,517	5,657,447
Reckitt Benckiser Group PLC	107,478	6,929,754
Rolls-Royce Holdings PLC(i)	1,042,573	10,479,134
Unilever PLC	223,328	14,162,779
		78,906,826
United States — 12.8%
Alphabet, Inc., Cl. A	27,179	4,316,025
Amazon.com, Inc.(i)	58,935	10,868,793
Apple, Inc.	5,074	1,078,225
CME Group, Inc.	40,371	11,185,997
Danaher Corp.	16,522	3,293,330
Deere & Co.	11,696	5,421,798
Dominion Energy, Inc.	155,794	8,472,078
Equifax, Inc.	11,545	3,003,201
Freeport-McMoRan, Inc.	103,243	3,719,845
Hubbell, Inc.	15,616	5,671,419
Linde PLC	19,055	8,636,298
4

Description	Shares	Value ($)
Common Stocks — 31.4% (continued)
United States — 12.8% (continued)
Mastercard, Inc., Cl. A	7,970	4,368,038
Microsoft Corp.	22,212	8,779,515
Molson Coors Beverage Co., Cl. B	104,665	6,021,377
Netflix, Inc.(i)	8,079	9,143,166
Phillips 66	28,901	3,007,438
The Estee Lauder Companies, Inc., Cl. A	37,128	2,226,195
The Walt Disney Company(h)	68,741	6,251,994
Zoetis, Inc.	34,309	5,365,927
		110,830,659
Total Common Stocks (cost $212,381,881)		271,990,080

Exchange-Traded Funds — 2.2%
United States — 2.2%
iShares Gold Trust(i),(j)	141,620	8,804,516
iShares Silver Trust(i),(j)	64,364	1,905,174
SPDR Gold Shares(i),(j)	27,544	8,367,041
Total Exchange-Traded Funds (cost $16,115,815)		19,076,731

Description/Number of Contracts		Exercise Price	Expiration Date	Notional Amount ($)(k)
Options Purchased — .1%
Call Options — .1%
DJ Euro Stoxx 50, Contracts 1,305	EUR	5,350	6/20/2025	69,817,500	589,870
DJ Euro Stoxx 50, Contracts 1,305	EUR	5,350	6/20/2025	69,817,500	589,869
Total Options Purchased (cost $3,258,125)					1,179,739

Description		Annualized Yield (%)	Maturity Date	Principal Amount ($)(a)
Short-Term Investments — 2.4%
Brazil — 2.4%
Brazil Letras do Tesouro Nacional, Treasury Bills(l) (cost $19,418,056)	BRL	14.32	1/1/2030	212,553,000	20,603,130

	1-Day Yield (%)	Shares
Investment Companies — 11.1%
Closed-End Investment Companies — 3.8%
Amedeo Air Four Plus Ltd.		1,602,711	1,230,297
Greencoat UK Wind PLC		6,409,435	9,857,300
The BioPharma Credit Fund PLC		13,330,690	11,384,409
The Fund Riverstone Credit Opportunities Income PLC		2,906,262	2,259,619
The Renewables Infrastructure Group, Ltd.		7,163,244	7,637,164
			32,368,789
Registered Investment Companies — 7.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(m)	4.45	63,516,428	63,516,428
Total Investment Companies (cost $106,217,071)			95,885,217
5

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(m) (cost $1,181,180)	4.45	1,181,180	1,181,180
Total Investments (cost $741,545,661)		91.0%	788,526,775
Cash and Receivables (Net)		9.0%	77,656,587
Net Assets		100.0%	866,183,362

ADR—American Depositary Receipt
BRL—Brazilian Real
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
SPDR—Standard & Poor’s Depository Receipt
USBMMY—U.S. Treasury Bill Money Market Yield

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)	Security issued with a zero coupon.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to $4,387,781 or 0.5% of net assets.

(e)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $86,950,651 and the value of the collateral was
$88,793,434, consisting of cash collateral of $1,181,180 and U.S. Government & Agency securities valued at $87,612,254.  In addition, the value of collateral may include pending sales that are also on loan.

(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)	All or a portion of this security is held as collateral as an obligation that a single-name option written currently held by the fund can be exercised.
(i)	Non-income producing security.
(j)	These securities are wholly-owned by the Subsidiary referenced in Note 1.
(k)	Notional amount stated in U.S. Dollars unless otherwise indicated.
(l)	Security is a discount security. Income is recognized through the accretion of discount.
(m)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 7.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 7.3%	26,656,757	436,813,693	(399,954,022)	63,516,428	918,073
6

Affiliated Issuers (continued)
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	36,832,554	414,180,841	(449,832,215)	1,181,180	8,642††
Total - 7.5%	63,489,311	850,994,534	(849,786,237)	64,697,608	926,715

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
STOXX Europe 600 Index	348	6/20/2025	10,779,283(a)	10,317,046	(462,237)
Long Gilt	437	6/26/2025	53,681,041(a)	54,465,104	784,063
Topix Bank Index	185	6/12/2025	4,814,296(a)	4,598,476	(215,820)
5 Year U.S. Treasury Note	314	6/30/2025	33,989,985	34,287,327	297,342
10 Year U.S. Treasury Note	216	6/18/2025	24,432,486	24,239,250	(193,236)
Futures Short
S&P 500 E-mini	198	6/20/2025	54,619,200	55,311,300	(692,100)
Gross Unrealized Appreciation					1,081,405
Gross Unrealized Depreciation					(1,563,393)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts	Exercise Price	Expiration Date	Notional Amount ($)(a)		Value ($)
Call Options:
Rheinmetall AG, Contracts 25	900	5/16/2025	2,250,000	EUR	(1,700,436)
Put Options:
DJ Euro Stoxx 50, Contracts 653	5,000	6/20/2025	32,650,000	EUR	(757,505)
DJ Euro Stoxx 50, Contracts 652	5,000	6/20/2025	32,600,000	EUR	(756,345)
DJ Euro Stoxx Banks, Contracts 1,754	185	5/16/2025	16,224,500	EUR	(461,982)
GE Vernova, Inc., Contracts 132	290	6/20/2025	3,828,000		(66,924)
Quanta Services, Inc., Contracts 126	250	5/16/2025	3,150,000		(23,310)
Rheinmetall AG, Contracts 25	1,260	5/16/2025	3,150,000	EUR	(34,212)
Siemens AG, Contracts 197	190	6/20/2025	3,743,000	EUR	(126,092)
Spotify Technology SA, Contracts 3	500	5/16/2025	150,000		(414)
The Walt Disney Company, Contracts 407	70	6/20/2025	2,849,000		(18,722)
Total Options Written (premiums received $5,349,189)					(3,945,942)

EUR—Euro

(a)	Notional amount stated in U.S. Dollars unless otherwise indicated.
7

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	1,425,154	British Pound	1,103,235	6/18/2025	(45,402)
Euro	5,814,077	United States Dollar	6,635,371	6/18/2025	(28,497)
British Pound	3,087,399	United States Dollar	4,108,138	6/18/2025	7,208
CIBC World Markets Corp.
Euro	7,553,427	United States Dollar	8,607,859	6/18/2025	(24,461)
Euro	3,727,230	United States Dollar	4,246,634	6/18/2025	(11,165)
British Pound	6,487,102	United States Dollar	8,666,865	6/18/2025	(19,889)
Citigroup Global Markets, Inc.
Indonesian Rupiah	40,041,045,007	United States Dollar	2,372,521	6/18/2025	34,790
British Pound	3,207,436	United States Dollar	4,258,561	6/18/2025	16,788
J.P. Morgan Securities LLC
Japanese Yen	350,639,734	United States Dollar	2,356,679	5/15/2025	99,825
Euro	7,383,806	United States Dollar	8,384,815	6/18/2025	5,834
Euro	7,382,905	United States Dollar	8,414,694	6/18/2025	(25,069)
Euro	5,693,123	United States Dollar	6,493,802	6/18/2025	(24,375)
RBS Securities, Inc.
United States Dollar	5,089,260	Swiss Franc	4,560,384	5/15/2025	(446,085)
Australian Dollar	29,544,641	United States Dollar	18,576,932	6/18/2025	358,098
United States Dollar	6,128,907	Danish Krone	42,420,529	6/18/2025	(331,109)
British Pound	4,748,592	United States Dollar	6,173,920	6/18/2025	155,711
Danish Krone	9,239,564	United States Dollar	1,358,512	6/18/2025	48,536
Danish Krone	1,779,010	United States Dollar	264,092	6/18/2025	6,825
United States Dollar	1,330,777	Euro	1,192,914	6/18/2025	(24,801)
Danish Krone	10,412,487	United States Dollar	1,587,560	6/18/2025	(1,893)
Euro	1,408,446	United States Dollar	1,605,959	6/18/2025	(5,460)
Euro	3,548,500	United States Dollar	4,082,095	6/18/2025	(49,728)
State Street Bank & Trust Company
Japanese Yen	352,109,207	United States Dollar	2,349,953	5/15/2025	116,844
Japanese Yen	236,978,266	United States Dollar	1,598,471	5/15/2025	61,746
Japanese Yen	336,614,145	United States Dollar	2,266,342	5/15/2025	91,902
Japanese Yen	3,029,696,771	United States Dollar	20,429,513	5/15/2025	795,868
Japanese Yen	760,532,546	United States Dollar	5,126,482	5/15/2025	201,640
Japanese Yen	165,117,086	United States Dollar	1,099,414	5/15/2025	57,360
United States Dollar	9,999,444	Japanese Yen	1,422,095,891	5/15/2025	36,556
United States Dollar	8,531,100	Japanese Yen	1,210,422,274	5/15/2025	51,151
United States Dollar	17,080,843	Brazilian Real	101,325,271	6/18/2025	(562,053)
Brazilian Real	29,628,434	United States Dollar	5,054,753	6/18/2025	104,191
Brazilian Real	38,301,282	United States Dollar	6,568,561	6/18/2025	100,511
United States Dollar	94,564,875	Euro	85,533,171	6/18/2025	(2,631,451)
United States Dollar	190,144,578	British Pound	144,434,300	6/18/2025	(2,378,976)
United States Dollar	12,101,296	Indonesian Rupiah	202,618,052,220	6/18/2025	(80,321)
British Pound	19,522,697	United States Dollar	25,405,847	6/18/2025	616,912
Euro	12,897,379	United States Dollar	14,254,893	6/18/2025	401,151
United States Dollar	4,919,831	Euro	4,442,486	6/18/2025	(128,424)
Danish Krone	20,568,913	United States Dollar	3,035,509	6/18/2025	96,831
8

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank & Trust Company (continued)
Euro	11,181,691	United States Dollar	12,792,160	6/18/2025	(85,753)
British Pound	18,018,485	United States Dollar	24,001,419	6/18/2025	16,302
British Pound	9,538,859	United States Dollar	12,768,717	6/18/2025	(53,904)
UBS Securities LLC
United States Dollar	6,185,999	Euro	5,608,691	6/18/2025	(187,483)
United States Dollar	7,249,693	Euro	6,599,281	6/18/2025	(249,455)
Gross Unrealized Appreciation					3,482,580
Gross Unrealized Depreciation					(7,395,754)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
USD - GSVLTYIA at Maturity	USD - FEDL01 5.03% at Maturity	Goldman Sachs & Co. LLC	3/9/2026	40,426,291	611,703
USD - BXIINIM3 at Maturity(a)	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	11/24/2025	42,287,227	(5,720,530)
USD - BXIINIF3 at Maturity(a)	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	12/5/2025	42,555,974	(5,154,769)
USD - CIEQVHG4 at Maturity(a)	USD 6 Month Fixed at 0.00%	Citigroup Global Markets, Inc.	1/6/2026	32,407,813	(2,355,785)
USD - GSVISK2S at Maturity	USD Maturity Fixed at 0.00%	Goldman Sachs & Co. LLC	2/23/2026	83,299,623	(6,343,883)
Gross Unrealized Appreciation					611,703
Gross Unrealized Depreciation					(19,574,967)

FEDL01—Effective Federal Funds Rate
GSVISK2S—GS Systematic Skew US Series 2S Excess Return Strategy
BXIINIM3—Barclays NIM3 Index
BXIINIF3—Barclays NIF3 Index
CIEQVHG4—Citi High Yield CB Volatility Carry Series 4 Index
GSVLTYIA—GS Treasury Inter-Weekly Volatility Carry
USD—United States Dollar

(a)
Underlying reference is the Index which is a basket of underlying securities listed within the Custom Basket Table. Payment to or from Counterparties is based on the underlying components of the Basket.

Custom Basket
Underlying	Effective Date	Termination Date	Volatility Strike (%)	Vega Notional		Index (%)
Barclays BXIINIF3 Index S&P 500 Variance Swap	4/25/2025	5/2/2025	23.88	93,334	USD	100%
Barclays BXIINIM3 Index S&P 500 Variance Swap	4/28/2025	5/5/2025	24.23	124,706	USD	100%
9

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Custom Basket
Underlying	Strike	Expiration Date	Shares	Value ($)	Index (%)
CIEQVHG4
Cash:
USD			89,513,785	89,513,785	276.1%
Equity:
iShares iBoxx $ High Yield Corporate Bond ETF			(659,262)	(51,817,960)	-159.9%
Options:
iShares iBoxx $ High Yield Corporate Bond ETF Call	79	5/16/2025	(694,432)	(173,608)	-0.5%
iShares iBoxx $ High Yield Corporate Bond ETF Call	80	5/16/2025	(561,859)	(19,665)	-0.1%
iShares iBoxx $ High Yield Corporate Bond ETF Put	77	5/16/2025	(12,962)	(3,268)	-0.0%
iShares iBoxx $ High Yield Corporate Bond ETF Put	78	5/16/2025	(715,882)	(334,607)	-1.0%
iShares iBoxx $ High Yield Corporate Bond ETF Put	79	5/16/2025	(527,448)	(497,933)	-1.5%
iShares iBoxx $ High Yield Corporate Bond ETF Call	77	6/20/2025	(120,030)	(204,536)	-0.6%
iShares iBoxx $ High Yield Corporate Bond ETF Call	78	6/20/2025	(79,784)	(78,722)	-0.2%
iShares iBoxx $ High Yield Corporate Bond ETF Call	79	6/20/2025	(1,049,660)	(515,829)	-1.6%
iShares iBoxx $ High Yield Corporate Bond ETF Call	80	6/20/2025	(229,533)	(39,025)	-0.1%
iShares iBoxx $ High Yield Corporate Bond ETF Put	74	6/20/2025	(24,016)	(5,798)	-0.0%
iShares iBoxx $ High Yield Corporate Bond ETF Put	75	6/20/2025	(61,850)	(20,684)	-0.1%
iShares iBoxx $ High Yield Corporate Bond ETF Put	76	6/20/2025	(77,169)	(36,303)	-0.1%
iShares iBoxx $ High Yield Corporate Bond ETF Put	77	6/20/2025	(285,787)	(188,157)	-0.6%
iShares iBoxx $ High Yield Corporate Bond ETF Put	78	6/20/2025	(982,052)	(918,165)	-2.8%
iShares iBoxx $ High Yield Corporate Bond ETF Put	79	6/20/2025	(48,133)	(68,109)	-0.2%
iShares iBoxx $ High Yield Corporate Bond ETF Call	77	7/18/2025	(270,883)	(488,308)	-1.5%
iShares iBoxx $ High Yield Corporate Bond ETF Call	78	7/18/2025	(410,075)	(481,437)	-1.5%
iShares iBoxx $ High Yield Corporate Bond ETF Call	79	7/18/2025	(330,515)	(209,037)	-0.6%
iShares iBoxx $ High Yield Corporate Bond ETF Put	74	7/18/2025	(43,229)	(18,461)	-0.1%
iShares iBoxx $ High Yield Corporate Bond ETF Put	75	7/18/2025	(171,107)	(93,907)	-0.3%
iShares iBoxx $ High Yield Corporate Bond ETF Put	76	7/18/2025	(384,054)	(272,104)	-0.8%
iShares iBoxx $ High Yield Corporate Bond ETF Put	77	7/18/2025	(305,707)	(282,867)	-0.9%
iShares iBoxx $ High Yield Corporate Bond ETF Put	78	7/18/2025	(107,376)	(135,294)	-0.4%
iShares iBoxx $ High Yield Corporate Bond ETF Call	77	8/15/2025	(6,631)	(12,313)	-0.0%
iShares iBoxx $ High Yield Corporate Bond ETF Call	78	8/15/2025	(19,923)	(24,935)	-0.1%
iShares iBoxx $ High Yield Corporate Bond ETF Call	79	8/15/2025	(74,588)	(54,755)	-0.2%
iShares iBoxx $ High Yield Corporate Bond ETF Put	75	8/15/2025	(6,631)	(4,846)	-0.0%
iShares iBoxx $ High Yield Corporate Bond ETF Put	76	8/15/2025	(19,923)	(18,240)	-0.1%
iShares iBoxx $ High Yield Corporate Bond ETF Put	77	8/15/2025	(74,588)	(87,099)	-0.3%
Total Basket Value				32,407,813
See notes to consolidated financial statements.
10

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Consolidated Statement of Investments (including securities on loan, valued at $86,950,651)—Note 1(c):
Unaffiliated issuers	676,848,053	723,829,167
Affiliated issuers	64,697,608	64,697,608
Cash		30,672,660
Cash denominated in foreign currency	9,684,882	9,676,404
Cash collateral held by broker—Note 4		64,488,615
Dividends, interest and securities lending income receivable		3,560,313
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		3,482,580
Tax reclaim receivable—Note 1(b)		2,263,877
Receivable for investment securities sold		1,252,100
Unrealized appreciation on over-the-counter swap agreements—Note 4		611,703
Receivable for futures variation margin—Note 4		314,857
Receivable for shares of Common Stock subscribed		245,986
Prepaid expenses		53,632
		905,149,502
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		619,561
Unrealized depreciation on over-the-counter swap agreements—Note 4		19,574,967
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		7,395,754
Payable for shares of Common Stock redeemed		6,066,710
Outstanding options written, at value (premiums received $5,349,189)—Note 4		3,945,942
Liability for securities on loan—Note 1(c)		1,181,180
Directors’ fees and expenses payable		18,783
Other accrued expenses		163,243
		38,966,140
Net Assets ($)		866,183,362
Composition of Net Assets ($):
Paid-in capital		922,707,708
Total distributable earnings (loss)		(56,524,346)
Net Assets ($)		866,183,362

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	28,335,046	12,380,838	579,538,006	245,929,472
Shares Outstanding	1,880,512	855,167	38,308,638	16,249,714
Net Asset Value Per Share ($)	15.07	14.48	15.13	15.13
See notes to consolidated financial statements.
11

CONSOLIDATED STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Interest (net of $30,982 foreign taxes withheld at source)	8,224,904
Dividends (net of $148,361 foreign taxes withheld at source):
Unaffiliated issuers	5,339,379
Affiliated issuers	918,073
Affiliated income net of rebates from securities lending—Note 1(c)	8,642
Total Income	14,490,998
Expenses:
Management fee—Note 3(a)	3,527,644
Shareholder servicing costs—Note 3(c)	396,141
Subsidiary management fees—Note 3(a)	173,600
Professional fees	134,623
Distribution Plan fees—Note 3(b)	49,636
Directors’ fees and expenses—Note 3(d)	47,759
Custodian fees—Note 3(c)	42,515
Registration fees	39,938
Prospectus and shareholders’ reports	29,033
Chief Compliance Officer fees—Note 3(c)	16,037
Loan commitment fees—Note 2	11,324
Miscellaneous	17,720
Total Expenses	4,485,970
Less—reduction in expenses due to undertaking—Note 3(a)	(249,018)
Less—reduction in fees due to earnings credits—Note 3(c)	(350)
Net Expenses	4,236,602
Net Investment Income	10,254,396
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	39,515,613
Net realized gain (loss) on futures	(4,155,809)
Net realized gain (loss) on options transactions	(4,034,673)
Net realized gain (loss) on forward foreign currency exchange contracts	2,809,414
Net realized gain (loss) on swap agreements	5,728,353
Net Realized Gain (Loss)	39,862,898
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(24,285,047)
Net change in unrealized appreciation (depreciation) on futures	4,411,661
Net change in unrealized appreciation (depreciation) on options transactions	4,048,026
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(8,312,676)
Net change in unrealized appreciation (depreciation) on swap agreements	(27,203,277)
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	97,256
Net Change in Unrealized Appreciation (Depreciation)	(51,244,057)
Net Realized and Unrealized Gain (Loss) on Investments	(11,381,159)
Net (Decrease) in Net Assets Resulting from Operations	(1,126,763)
See notes to consolidated financial statements.
12

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	10,254,396	35,504,413
Net realized gain (loss) on investments	39,862,898	111,796,859
Net change in unrealized appreciation (depreciation) on investments	(51,244,057)	51,025,096
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,126,763)	198,326,368
Distributions ($):
Distributions to shareholders:
Class A	(1,473,909)	-
Class C	(558,097)	-
Class I	(32,867,937)	(1,336,338)
Class Y	(14,716,451)	(1,323,999)
Total Distributions	(49,616,394)	(2,660,337)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,569,444	9,489,004
Class C	393,146	478,938
Class I	82,884,551	119,082,479
Class Y	9,829,176	17,733,271
Distributions reinvested:
Class A	1,389,141	-
Class C	531,436	-
Class I	31,208,797	1,248,689
Class Y	8,923,777	655,110
Cost of shares redeemed:
Class A	(5,235,560)	(17,413,245)
Class C	(2,128,593)	(8,591,705)
Class I	(160,017,939)	(625,339,037)
Class Y	(42,133,516)	(321,465,566)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(71,786,140)	(824,122,062)
Total Increase (Decrease) in Net Assets	(122,529,297)	(628,456,031)
Net Assets ($):
Beginning of Period	988,712,659	1,617,168,690
End of Period	866,183,362	988,712,659
13

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	163,381	615,829
Shares issued for distributions reinvested	91,091	-
Shares redeemed	(337,460)	(1,129,214)
Net Increase (Decrease) in Shares Outstanding	(82,988)	(513,385)
Class C(a)
Shares sold	27,051	32,432
Shares issued for distributions reinvested	36,176	-
Shares redeemed	(142,572)	(583,687)
Net Increase (Decrease) in Shares Outstanding	(79,345)	(551,255)
Class I(b)
Shares sold	5,299,431	7,796,439
Shares issued for distributions reinvested	2,039,791	83,580
Shares redeemed	(10,290,193)	(41,363,978)
Net Increase (Decrease) in Shares Outstanding	(2,950,971)	(33,483,959)
Class Y(b)
Shares sold	625,349	1,157,719
Shares issued for distributions reinvested	583,253	43,849
Shares redeemed	(2,758,829)	(21,520,688)
Net Increase (Decrease) in Shares Outstanding	(1,550,227)	(20,319,120)

(a)
During the period ended April 30, 2025, 581 Class C shares representing $8,912 were automatically converted to 556 Class A shares and during the period ended
October 31, 2024, 4,202 Class C shares representing $64,239 were automatically converted to 4,024 Class A shares.

(b)
During the period ended April 30, 2025, 130,505 Class Y shares representing $2,101,212 were exchanged for 130,587 Class I shares. During the period ended
October 31, 2024, 11,381 Class A shares representing $179,700 were exchanged for 11,323 Class I shares and 559,039 Class Y shares representing
$8,481,332 were exchanged for 559,709 Class I shares.

See notes to consolidated financial statements.
14

CONSOLIDATED FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	15.88	13.78	15.60	17.62	15.56	15.37
Investment Operations:
Net investment income(a)	.15	.42	.35	.13	.11	.17
Net realized and unrealized gain (loss) on investments	(.18 )	1.68	(.82 )	(1.89)	2.15	.35
Total from Investment Operations	(.03 )	2.10	(.47 )	(1.76)	2.26	.52
Distributions:
Dividends from net investment income	(.78 )	-	(1.35)	(.26 )	(.20 )	(.33 )
Net asset value, end of period	15.07	15.88	13.78	15.60	17.62	15.56
Total Return (%)(b)	(.33 )(c)	15.07	(3.39)	(10.16)	14.60	3.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19 (d),(e)	1.21 (d)	1.16 (d)	1.11 (d)	1.15 (d)	1.21
Ratio of net expenses to average net assets(f),(g)	1.15 (d),(e),(h)	1.15 (d),(h)	1.13 (d),(h)	1.09 (d),(h)	1.10 (d)	1.12
Ratio of net investment income to average net assets(f)	1.94 (d),(e),(h)	2.73 (d),(h)	2.38 (d),(h)	.77 (d),(h)	.66 (d)	1.11
Portfolio Turnover Rate	51.13 (c)	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	28,335	31,188	34,135	67,259	73,055	40,929

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amounts do not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Reflected is the waiver of the Subsidiary management fee.
(h)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.
15

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	15.20	13.28	15.06	17.04	15.06	14.89
Investment Operations:
Net investment income (loss)(a)	.09	.29	.23	(.01 )	(.02 )	.05
Net realized and unrealized gain (loss) on investments	(.19 )	1.63	(.78 )	(1.83)	2.08	.33
Total from Investment Operations	(.10 )	1.92	(.55 )	(1.84)	2.06	.38
Distributions:
Dividends from net investment income	(.62 )	-	(1.23)	(.14 )	(.08 )	(.21 )
Net asset value, end of period	14.48	15.20	13.28	15.06	17.04	15.06
Total Return (%)(b)	(.75 )(c)	14.29	(4.17)	(10.84)	13.72	2.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97 (d),(e)	1.97 (d)	1.94 (d)	1.89 (d)	1.93 (d)	1.99
Ratio of net expenses to average net assets(f),(g)	1.90 (d),(e),(h)	1.90 (d),(h)	1.90 (d),(h)	1.87 (d),(h)	1.88 (d)	1.90
Ratio of net investment income (loss) to average net assets(f)	1.18 (d),(e),(h)	1.98 (d),(h)	1.61 (d),(h)	(.03 )(d),(h)	(.12 )(d)	.34
Portfolio Turnover Rate	51.13 (c)	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	12,381	14,201	19,737	30,939	37,947	27,814

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amounts do not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Reflected is the waiver of the Subsidiary management fee.
(h)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.
16

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	15.97	13.84	15.67	17.69	15.62	15.42
Investment Operations:
Net investment income(a)	.17	.45	.38	.16	.15	.20
Net realized and unrealized gain (loss) on investments	(.19 )	1.70	(.81 )	(1.89)	2.15	.36
Total from Investment Operations	(.02 )	2.15	(.43 )	(1.73)	2.30	.56
Distributions:
Dividends from net investment income	(.82 )	(.02 )	(1.40)	(.29 )	(.23 )	(.36 )
Net asset value, end of period	15.13	15.97	13.84	15.67	17.69	15.62
Total Return (%)	(.24 )(b)	15.39	(3.17)	(9.97)	14.83	3.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96 (c),(d)	.96 (c)	.94 (c)	.90 (c)	.94 (c)	1.00
Ratio of net expenses to average net assets(e),(f)	.90 (c),(d),(g)	.90 (c),(g)	.90 (c),(g)	.88 (c),(g)	.89 (c)	.90
Ratio of net investment income to average net assets(e)	2.18 (c),(d),(g)	2.98 (c),(g)	2.60 (c),(g)	.97 (c),(g)	.86 (c)	1.34
Portfolio Turnover Rate	51.13 (b)	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	579,538	658,862	1,034,484	2,479,355	2,667,773	1,939,181

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Reflected is the waiver of the Subsidiary management fee.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.
17

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	15.98	13.87	15.70	17.73	15.64	15.45
Investment Operations:
Net investment income(a)	.18	.46	.40	.18	.17	.22
Net realized and unrealized gain (loss) on investments	(.20 )	1.70	(.82 )	(1.91)	2.16	.34
Total from Investment Operations	(.02 )	2.16	(.42 )	(1.73)	2.33	.56
Distributions:
Dividends from net investment income	(.83 )	(.05 )	(1.41)	(.30 )	(.24 )	(.37 )
Net asset value, end of period	15.13	15.98	13.87	15.70	17.73	15.64
Total Return (%)	(.23 )(b)	15.44	(3.12)	(9.87)	15.03	3.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86 (c),(d)	.87 (c)	.84 (c)	.81 (c)	.84 (c)	.89
Ratio of net expenses to average net assets(e),(f)	.82 (c),(d),(g)	.84 (c),(g)	.81 (c),(g)	.79 (c),(g)	.79 (c)	.81
Ratio of net investment income to average net assets(e)	2.25 (c),(d),(g)	3.03 (c),(g)	2.71 (c),(g)	1.07 (c),(g)	.97 (c)	1.44
Portfolio Turnover Rate	51.13 (b)	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	245,929	284,462	528,812	934,867	1,014,628	877,533

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Reflected is the waiver of the Subsidiary management fee.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to consolidated financial statements.
18

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Real Return Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of  The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at One Boston Place, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
The fund may gain investment exposure to global commodity markets through investments in GRR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. The Adviser serves as investment adviser for the Subsidiary, the Sub-Adviser serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at April 30, 2025:
Subsidiary Activity
Consolidated Fund Net Assets ($)	866,183,362
Subsidiary Percentage of Fund Net Assets	5.70%
Subsidiary Financial Statement Information ($)
Total Assets	49,449,391
Total Liabilities	39,856
Net Assets	49,409,535
Total Income	-
Total Expenses	191,729
Net Investment (Loss)	(191,729)
Net Realized Gain (Loss)	11,244,914
Net Change in Unrealized Appreciation (Depreciation)	(3,208,834)
Net Realized and Unrealized Gain (Loss) on Investments	8,036,080
Net Increase in Net Assets Resulting from Operations	7,844,351
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (45 million shares authorized), Class C (45 million shares authorized), Class I (255 million shares authorized) and Class Y (205 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are
19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered invest
20

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
ment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	271,990,080	—	—	271,990,080
Corporate Bonds and Notes	—	99,781,658	—	99,781,658
Exchange-Traded Funds	19,076,731	—	—	19,076,731
Foreign Governmental	—	71,788,781	—	71,788,781
U.S. Treasury Securities	—	227,643,389	—	227,643,389
Investment Companies	97,066,397	—	—	97,066,397
	388,133,208	399,213,828	—	787,347,036
Other Financial Instruments:
Options Purchased	1,179,739	—	—	1,179,739
Futures††	1,081,405	—	—	1,081,405
Forward Foreign Currency Exchange Contracts††	—	3,482,580	—	3,482,580
Swap Agreements††	—	611,703	—	611,703
	2,261,144	4,094,283	—	6,355,427
Liabilities ($)
Other Financial Instruments:
21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($) (continued)
Options Written	(3,945,942)	—	—	(3,945,942)
Futures††	(1,563,393)	—	—	(1,563,393)
Forward Foreign Currency Exchange Contracts††	—	(7,395,754)	—	(7,395,754)
Swap Agreements††	—	(19,574,967)	—	(19,574,967)
	(5,509,335)	(26,970,721)	—	(32,480,056)

†	See Consolidated Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Consolidated Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Consolidated Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Consolidated Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Consolidated Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Consolidated Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $1,496 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Consolidated Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Consolidated Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities
22

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Consolidated Statement of Assets and Liabilities	86,950,651	-
Collateral (received)/posted not offset in the Consolidated Statement of Assets and Liabilities	(86,950,651)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Consolidated Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Subsidiary Risk:To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities, and the fund’s investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund. Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the offering documents and could negatively affect the fund and its shareholders. There also may be federal income tax risks associated with the fund’s investment in the subsidiary.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and
23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $87,154,896 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $87,154,896 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 was as follows: ordinary income $2,660,337. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the consolidated financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Consolidated Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase addi
24

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
tional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these consolidated financial statements with total assets and liabilities disclosed on the Consolidated Statement of Assets and Liabilities, investments held on the Consolidated Statement of Investments, results of operations and significant segment expenses on the Consolidated Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Consolidated Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) The Adviser has entered into separate management agreements with the fund and the Subsidiary pursuant to which the Adviser receives a management fee computed at the annual rate of .75% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. The Adviser has contractually agreed for so long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The reduction in expenses, pursuant to the undertaking, amounted to $173,600 during the period ended April 30, 2025.
In addition, the Adviser has contractually agreed, from November 1, 2024 through February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation. The reduction in expenses, pursuant to the undertaking, amounted to $75,418 during the period ended April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended April 30, 2025, the Distributor retained $478 from commissions earned on sales of the fund’s Class A shares and $259 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $49,636 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $37,128 and $16,546, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Consolidated  Statement of Operations.
25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Consolidated Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $4,096 for transfer agency services. These fees are included in Shareholder servicing costs in the Consolidated Statement of Operations. These fees were partially offset by earnings credits of $350.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $42,515 pursuant to the custody agreement.
During the period ended April 30, 2025, the fund was charged $16,037 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Consolidated Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: Management fee of $530,303, Subsidiary management fee of $29,866, Distribution Plan fees of $7,489, Shareholder Services Plan fees of $8,245, Custodian fees of $63,643, Chief Compliance Officer fees of $2,090 and Transfer Agent fees of $1,637, which are offset against an expense reimbursement currently in effect in the amount of $23,712.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $449,459,438 and $659,793,821, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk and interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Consolidated Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities risk and interest rate risk or as a substitute for an investment. The fund is subject to market risk, and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time
26

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at April 30, 2025 are set forth in the Consolidated Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2025 are set forth in the Consolidated Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the
27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at April 30, 2025 are set forth in the Consolidated Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	1,081,405 (1)	Interest Rate Risk	(193,236)(1)
Equity Risk	1,791,442 (2),(3)	Equity Risk	(24,891,066)(1),(3),(4)
Foreign Exchange Risk	3,482,580 (5)	Foreign Exchange Risk	(7,395,754)(5)
Gross fair value of derivative contracts	6,355,427		(32,480,056)

Consolidated Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on futures as reported in the Consolidated Statement of Investments, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(2)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(3)	Unrealized appreciation (depreciation) on swap agreements.
(4)	Outstanding options written, at value.
(5)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Consolidated Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	(6,995,278)	2,421,700	-	-	(4,573,578)
Equity	2,839,469	(6,456,373)	-	5,728,353	2,111,449
Foreign Exchange	-	-	2,809,414	-	2,809,414
Total	(4,155,809)	(4,034,673)	2,809,414	5,728,353	347,285

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	3,100,003	250,345	-	-	3,350,348
Equity	1,311,658	3,797,681	-	(27,203,277)	(22,093,938)
Foreign Exchange	-	-	(8,312,676)	-	(8,312,676)
Total	4,411,661	4,048,026	(8,312,676)	(27,203,277)	(27,056,266)

Consolidated Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.
At April 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	1,081,405	(1,563,393)
Options	1,179,739	(3,945,942)
Forward contracts	3,482,580	(7,395,754)
Swap agreements	611,703	(19,574,967)
Total gross amount of derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	6,355,427	(32,480,056)
Derivatives not subject to Master Agreements	(2,261,144)	5,509,335
Total gross amount of assets and liabilities subject to Master Agreements	4,094,283	(26,970,721)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Barclays Capital, Inc.	7,208	(7,208)	-	-
Citigroup Global Markets, Inc.	51,578	(51,578)	-	-
Goldman Sachs & Co. LLC	611,703	(611,703)	-	-
J.P. Morgan Securities LLC	105,659	(49,444)	(56,215)	-
RBS Securities, Inc.	569,170	(569,170)	-	-
State Street Bank and Trust Company	2,748,965	(2,748,965)	-	-
Total	4,094,283	(4,038,068)	(56,215)	-

Counterparty	Gross Amount of Liabilities($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(10,949,198)	7,208	10,300,000	(641,990)
CIBC World Markets Corp.	(55,515)	-	-	(55,515)
29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
Counterparty	Gross Amount of Liabilities($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Citigroup Global Markets, Inc.	(2,355,785)	51,578	2,304,207	-
Goldman Sachs & Co. LLC	(6,343,883)	611,703	5,710,000	(22,180)
J.P. Morgan Securities LLC	(49,444)	49,444	-	-
RBS Securities, Inc.	(859,076)	569,170	289,906	-
State Street Bank and Trust Company	(5,920,882)	2,748,965	3,171,917	-
UBS Securities LLC	(436,938)	-	436,938	-
Total	(26,970,721)	4,038,068	22,212,968	(719,685)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	94,794,915
Equity Futures Short	11,172,423
Interest Rate Futures Long	63,032,795
Options Contracts:
Equity Purchased Options	4,730,686
Equity Written Options	3,466,742
Interest Rate Written Options	392,763
Forward Contracts:
Forward Contracts Purchased in USD	146,342,119
Forward Contracts Sold in USD	419,694,636
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2025:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	316,675,412
At April 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $25,025,935, consisting of $83,817,474 gross unrealized appreciation and $58,791,539 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Consolidated Statement of Investments).
30

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
31

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
32

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Consolidated Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $63,796.
33

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund (the “Subsidiary”) that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities. The Subsidiary has the same investment objective, investment adviser and sub-adviser as the fund, although the Subsidiary’s agreements with the Adviser and the Sub-Adviser are not subject to approval by the Board. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional absolute-return funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional absolute-return funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional absolute-return funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Group median, and was above the Performance Universe median for all periods, except for the
34

two-, three-, and four-year periods when the fund’s total return performance was below the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with a good long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..90%. The Adviser also has contractually agreed, for so long as the fund invests in the Subsidiary, to waive receipt of the management fee payable to the Adviser by the Subsidiary.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated
35

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
36

© 2025 BNY Mellon Securities Corporation
Code-6278NCSRSA0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 26, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)